Consolidated Statement of Income Parentheticals (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Income
Total other-than-temporary impairment gains (losses)	$ (10)	$ 27	$ 30
Other-than-temporary impairment, credit losses recognized in net realized investment gains	(15)	(15)	(25)
Unrealized gains from other changes in total other-than-temporary impairments recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	$ 5	$ 42	$ 55